Commitments, Contingencies And Guarantees (Maturities Of Commitments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	¥ 340,719
Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	24,073
Commitments to purchase aircraft [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	39,009
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	106,271
Contractual amount due less than 1 year [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	60
Contractual amount due less than 1 year [Member] | Commitments to purchase aircraft [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	23,821
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	39,948
Contractual amount due 1 to 3 years [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	15,503
Contractual amount due 1 to 3 years [Member] | Commitments to purchase aircraft [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	15,188
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	130,344
Contractual amount due 3 to 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	2,485
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	64,156
Contractual amount due more than 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments and contingencies disclosure [Line items]
Contractual amount	¥ 6,025